Operating expense - Summary of Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Changes in inventories of finished goods and work in progress	$ 145	$ 47	$ 568
Raw materials and consumables used	(17,504)	(13,341)	(9,650)
Employee benefit expenses	(60,323)	(59,333)	(53,802)
Social charges	(11,956)	(11,480)	(8,373)
Research tax credit	1,129	1,292	1,597
Share-based compensation	(15,242)	(13,613)	(8,514)
Depreciation	(5,508)	(3,791)	(2,517)
Amortization	(2,828)	(1,780)	(1,092)
Professional fees	(14,245)	(13,837)	(11,318)
Laboratory and office expenses	(6,279)	(6,635)	(5,333)
Travel	(3,087)	(3,217)	(1,576)
Marketing	(1,767)	(2,213)	(1,493)
Licenses	(4,235)	(3,949)	(2,021)
Less: capitalized software development costs ("Note 17 - Intangible assets”)	7,469	5,820	3,858
Other expense	(3,920)	(9,730)	(12,381)
Total	$ (138,151)	$ (135,760)	$ (112,047)